Finance Cost and Income - Summary of Other Financial (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020
Disclosure of Finance Income [abstract]
Finance Cost - Net foreign exchange gains/(losses)		$ (363)	$ (101)
Finance Cost - Net gains/(losses) on hedging instruments		(747)	(562)	$ (502)	[1]
Finance Cost - Other financial income/(cost), including bank fees and taxes		(239)	(208)	(238)	[1]
Finance Cost - Other financial results		(1,349)	(871)	(740)	[1]
Finance Income - Net foreign exchange gains/(losses)	[1]			43
Finance Income - Hyperinflation monetary adjustments		286	152	76	[1]
Finance Income - Other financial income/(cost), including bank fees and taxes		66	48	58	[1]
Finance Income - Other financial results		352	200	177	[1]
Net - Net foreign exchange gains/(losses)		(363)	(101)	43	[1]
Net - Net gains/(losses) on hedging instruments		(747)	(562)	(502)	[1]
Net - Hyperinflation monetary adjustments		286	152	76	[1]
Net - Other financial income/(cost), including bank fees and taxes		(173)	(160)	(180)	[1]
Net - Other financial results		$ (997)	$ (671)	$ (563)	[1]

[1]	Amended to conform to 2022 presentation.